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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Coordinating Investment Fiduciary of Raytheon Master Pension Trust
Address:  870 Winter Street
          Waltham, MA 02451

Form 13F File Number: 028-14386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paula J. Sasso
Title:    Director, Pension Operations
Phone:    781-522-5168

Signature, Place, and Date of Signing:

/s/ Paula J. Sasso                Waltham, MA           April 17, 2013
------------------------    ------------------------    ----------------------
      [Signature]                [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $321,368 (Value X1000)

List of Other Included Managers:         NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                            -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                                                             VOTING AUTHORITY
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                      TITLE OF CLASS  CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------                      -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
SPDR DOW JONES INDUSTRIAL AVE            ETF       78467X109 $ 36,613   251,780 SH          SOLE      NONE                X
ISHARES RUSSELL 1000 VALUE IND           ETF       464287598 $102,991 1,268,834 SH          SOLE      NONE                X
ISHARES RUSSELL 2000 INDEX FUND          ETF       464287655 $ 35,809   379,899 SH          SOLE      NONE                X
ISHARES RUSSELL 3000 INDEX FUND          ETF       464287689 $ 29,139   311,787 SH          SOLE      NONE                X
SPDR S&P MIDCAP 400 ETF TRUST            ETF       78467Y107 $ 35,788   170,648 SH          SOLE      NONE                X
FINANCIAL SELECT SECTOR SPDR F           ETF       81369Y605 $ 81,026 4,454,461 SH          SOLE      NONE                X

                                                             $321,368

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